Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,940	€ 15,135	€ 14,737	€ 14,073
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,691	6,322	6,043
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,331	4,288	4,250
Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	69	78	88
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	346	469	597
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	370	€ 844	€ 626
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37,749
Gross carrying amount [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,116
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	13,796
Gross carrying amount [member] | Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,104
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,297
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,304
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(21,594)
Accumulated depreciation and amortisation [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,374)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(9,418)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(133)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,939)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,730)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,215)
Accumulated impairment [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(51)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(47)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(901)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(12)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (204)